Investment in Joint Venture - Schedule of Financial Information Based on Unaudited Accounts (Details) - Tanbreez Financial Information [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Disclosure of joint ventures [line items]
Current assets	$ 996,563	$ 49
Non-current assets	36,097,737	29,404,748
Current liabilities	(33,568,680)	(27,827,175)
Equity	(3,525,620)	1,577,623
Group’s carrying amount of the investment	$ 107,856,418	$ 5,000,000